Condensed Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Statement of comprehensive income [abstract]
Net profit for the period	$ 338.3	$ 58.7	$ 460.7	$ 121.6	$ 286.0
Items that may be reclassified to profit or loss:
Exchange rate adjustment arising from translation of entities having a functional currency different from USD	0.1	0.7	(0.2)	0.9	0.9
Fair value adjustment on hedging instruments	3.0	2.3	5.4	1.7	1.1
Fair value adjustment on hedging instruments transferred to income statement	(1.5)	(3.8)	(4.0)	(7.1)	(13.9)
Tax on other comprehensive income	(0.6)	1.1	(0.9)	2.7	3.9
Other comprehensive income/(loss) after tax	1.0	0.3	0.3	(1.8)	(8.0)
Total comprehensive income/(loss) for the period	339.3	59.0	461.0	119.8	278.0
Total comprehensive income for the period attributable to:
TORM plc shareholders	339.3	58.7	461.0	118.9	277.0
Non-controlling interest	0.0	0.3	0.0	0.9	1.0
Total comprehensive income/(loss) for the period	$ 339.3	$ 59.0	$ 461.0	$ 119.8	$ 278.0